Benefit Plans - Changes in Benefit Obligation for Postemployment Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in benefit obligation:
Beginning obligation	$ 186	$ 163
Service cost	20	22	16
Interest cost	7	6	6
Benefits paid	(30)	(29)
Actuarial loss	1	25
Benefit obligation at September 30	$ 184	$ 186	$ 163